UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21676
Eaton Vance Tax Managed Buy-Write Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip Code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	September 30, 2006

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Buy-Write Income Fund                                                           as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.6%

Security	Shares	Value
Aerospace & Defense — 2.5%
Boeing Co.	27,232	$2,147,243
Honeywell International, Inc.	64,761	2,648,725
Northrop Grumman Corp.	26,780	1,822,915
Rockwell Collins, Inc.	7,248	397,480
United Technologies Corp.	82,514	5,227,262
		$12,243,625
Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	36,301	2,611,494
		$2,611,494
Airlines — 0.4%
Southwest Airlines Co.	122,034	2,033,086
		$2,033,086
Auto Components — 0.4%
BorgWarner, Inc.	16,316	932,786
Johnson Controls, Inc.	13,713	983,771
		$1,916,557
Beverages — 3.1%
Anheuser-Busch Companies, Inc.	79,253	3,765,310
Coca-Cola Co.	130,353	5,824,172
PepsiCo, Inc.	82,053	5,354,779
		$14,944,261
Biotechnology — 1.3%
Amgen, Inc. (1)	64,255	4,596,160
Biogen Idec, Inc. (1)	35,276	1,576,132
CV Therapeutics, Inc. (1)	10,306	114,809
		$6,287,101
Capital Markets — 4.2%
Amvescap PLC	54,842	1,202,137
Bank of New York Co., Inc.	99,510	3,508,723
Credit Suisse Group	21,404	1,240,362
Federated Investors, Inc.	32,602	1,102,274
Franklin Resources, Inc.	31,557	3,337,153
Goldman Sachs Group, Inc.	1,605	271,518
Lehman Brothers Holdings, Inc.	52,278	3,861,253
Merrill Lynch & Co., Inc.	31,837	2,490,290
Morgan Stanley	49,306	3,594,900
		$20,608,610

Chemicals — 1.2%
Ashland, Inc.	6,811	$434,406
E.I. du Pont de Nemours and Co.	77,067	3,301,550
Eastman Chemical Co.	31,031	1,676,295
Rohm and Haas Co.	7,911	374,586
		$5,786,837
Commercial Banks — 3.4%
Comerica, Inc.	6,819	388,138
Compass Bancshares, Inc.	5,081	289,515
First Horizon National Corp.	5,141	195,409
Huntington Bancshares, Inc.	9,423	225,492
Marshall & Ilsley Corp.	8,458	407,506
National City Corp.	89,918	3,290,999
North Fork Bancorp, Inc.	76,283	2,184,745
Popular, Inc.	40,676	790,741
Wachovia Corp.	105,100	5,864,580
Wells Fargo & Co.	82,804	2,995,849
		$16,632,974
Commercial Services & Supplies — 1.4%
Acco Brands Corp. (1)	4,260	94,828
Avery Dennison Corp.	13,376	804,834
Cintas Corp.	28,120	1,148,140
R.R. Donnelley & Sons Co.	57,895	1,908,219
Waste Management, Inc.	82,541	3,027,604
		$6,983,625
Communications Equipment — 4.1%
Cisco Systems, Inc. (1)	343,090	7,891,070
Corning, Inc. (1)	112,580	2,748,078
Harris Corp.	30,013	1,335,278
Motorola, Inc.	116,382	2,909,550
Nokia Oyj	48,082	946,735
QUALCOMM, Inc.	90,295	3,282,223
Research in Motion, Ltd. (1)	7,438	763,585
Tellabs ,Inc. (1)	17,778	194,847
		$20,071,366
Computer Peripherals — 3.0%
Hewlett-Packard Co.	84,861	3,113,550
International Business Machines Corp.	92,742	7,599,280
Network Appliance, Inc. (1)	30,962	1,145,904
Palm, Inc. (1)	18,656	271,631
Seagate Technology (1)	66,365	1,532,368
Synaptics, Inc. (1)	45,657	1,112,661
		$14,775,394

Construction & Engineering — 0.1%
Fluor Corp.	8,580	$659,716
		$659,716
Construction Materials — 0.1%
Vulcan Materials Co.	4,180	327,085
		$327,085
Consumer Finance — 0.6%
American Express Co.	47,841	2,682,923
		$2,682,923
Containers & Packaging — 0.2%
Bemis Co., Inc.	8,256	271,292
Temple-Inland, Inc.	20,807	834,361
		$1,105,653
Distributors — 0.1%
Genuine Parts Co.	7,145	308,164
		$308,164
Diversified Consumer Services — 0.3%
H&R Block, Inc.	58,152	1,264,224
		$1,264,224
Diversified Financial Services — 6.7%
Bank of America Corp.	239,960	12,854,657
Citigroup, Inc.	254,762	12,654,029
JPMorgan Chase & Co.	144,915	6,805,208
		$32,313,894
Diversified Telecommunication Services — 3.3%
AT&T, Inc.	179,156	5,833,319
BellSouth Corp.	8,629	368,890
Citizens Communications Co.	161,433	2,266,519
Verizon Communications, Inc.	183,898	6,828,133
Windstream Corp.	51,066	673,561
		$15,970,422
Electric Utilities — 0.9%
PPL Corp.	46,448	1,528,139
Progress Energy, Inc.	67,182	3,048,719
		$4,576,858
Electrical Equipment — 0.7%
Emerson Electric Co.	38,120	3,196,743
		$3,196,743
Energy Equipment & Services — 1.6%
BJ Services Co.	14,015	422,272
Diamond Offshore Drilling, Inc.	17,338	1,254,751

Halliburton Co.	105,772	$3,009,213
Noble Corp.	34,571	2,218,767
Schlumberger, Ltd.	13,209	819,354
		$7,724,357
Food & Staples Retailing — 2.1%
CVS Corp.	68,200	2,190,584
SUPERVALU, Inc.	6,564	194,623
Wal-Mart Stores, Inc.	153,270	7,559,276
		$9,944,483
Food Products — 0.3%
ConAgra Foods, Inc.	27,892	682,796
Kellogg Co.	10,675	528,626
		$1,211,422
Gas Utilities — 0.2%
Nicor, Inc.	16,441	703,017
Peoples Energy Corp.	5,183	210,689
		$913,706
Health Care Equipment & Supplies — 1.2%
Baxter International, Inc.	61,429	2,792,562
Medtronic ,Inc.	65,992	3,064,668
		$5,857,230
Health Care Providers & Services — 2.8%
AmerisourceBergen Corp.	8,636	390,347
Genesis HealthCare Corp. (1)	9,286	442,292
Humana, Inc. (1)	14,697	971,325
Laboratory Corporation of America Holdings (1)	22,885	1,500,569
Manor Care, Inc.	20,903	1,092,809
McKesson Corp.	53,241	2,806,866
Omnicare, Inc.	21,501	926,478
Quest Diagnostics, Inc.	9,219	563,834
UnitedHealth Group, Inc.	61,522	3,026,882
WellPoint, Inc. (1)	25,106	1,934,417
		$13,655,819
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	38,610	1,815,828
Darden Restaurants, Inc.	32,472	1,379,086
Harrah’s Entertainment, Inc.	25,739	1,709,842
International Game Technology	16,121	669,022
Starwood Hotels & Resorts Worldwide, Inc.	20,021	1,145,001
Yum! Brands, Inc.	19,547	1,017,421
		$7,736,200

Household Durables — 0.6%
Fortune Brands, Inc.	18,128	$1,361,594
Garmin, Ltd.	15,596	760,773
Whirlpool Corp.	6,813	573,041
		$2,695,408
Household Products — 2.0%
Procter & Gamble Co.	158,855	9,845,833
		$9,845,833
Independent Power Producers & Energy Traders — 0.4%
TXU Corp.	28,608	1,788,572
		$1,788,572
Industrial Conglomerates — 3.6%
General Electric Co.	494,970	17,472,441
		$17,472,441
Insurance — 5.4%
ACE, Ltd.	2,587	141,587
Allstate Corp.	66,029	4,141,999
American International Group, Inc.	108,336	7,178,343
AON Corp.	12,982	439,700
Lincoln National Corp.	7,151	443,934
Marsh & McLennan Cos., Inc.	101,972	2,870,512
MetLife, Inc.	68,155	3,863,025
PartnerRe, Ltd.	23,326	1,576,138
Prudential Financial, Inc.	51,953	3,961,416
St. Paul Travelers Cos., Inc.	37,065	1,737,978
		$26,354,632
Internet Software & Services — 1.2%
Google, Inc., Class A (1)	11,743	4,719,512
VeriSign, Inc. (1)	60,533	1,222,767
		$5,942,279
IT Services — 1.3%
Automatic Data Processing, Inc.	37,355	1,768,386
CheckFree Corp. (1)	23,654	977,383
Cognizant Technology Solutions Corp., Class A (1)	11,841	876,944
Euronet Worldwide, Inc. (1)	7,444	182,750
MoneyGram International, Inc.	22,219	645,684
Paychex, Inc.	46,213	1,702,949
Unisys Corp. (1)	33,075	187,205
		$6,341,301
Life Sciences Tools & Services — 0.4%
Applera Corp.-Applied Biosystems Group	23,709	785,005
Fisher Scientific International, Inc. (1)	12,780	999,907
		$1,784,912

Machinery — 1.7%
Deere & Co.	37,296	$3,129,507
Eaton Corp.	37,227	2,563,079
Navistar International Corp. (1)	22,506	581,105
Parker Hannifin Corp.	18,645	1,449,276
Trinity Industries, Inc.	14,353	461,736
		$8,184,703
Media — 3.2%
CBS Corp., Class B	24,994	704,081
Comcast Corp., Class A (1)	50,092	1,845,890
Cox Radio, Inc., Class A (1)	8,581	131,718
Dow Jones & Co., Inc.	64,330	2,157,628
Interpublic Group of Companies, Inc. (1)	62,468	618,433
Meredith Corp.	4,689	231,308
Time Warner, Inc.	256,667	4,679,039
Walt Disney Co.	163,975	5,068,467
		$15,436,564
Metals & Mining — 1.2%
Alcan, Inc.	19,051	759,563
Alcoa, Inc.	36,102	1,012,300
Freeport-McMoRan Copper & Gold, Inc., Class B	35,486	1,889,984
Nucor Corp.	46,242	2,288,517
		$5,950,364
Multiline Retail — 1.5%
Big Lots, Inc. (1)	46,681	924,751
Dollar General Corp.	92,485	1,260,571
Federated Department Stores, Inc.	26,215	1,132,750
Nordstrom, Inc.	53,995	2,283,989
Saks, Inc.	30,588	528,561
Sears Holdings Corp. (1)	7,626	1,205,594
		$7,336,216
Multi-Utilities — 2.2%
Ameren Corp.	53,360	2,816,874
CenterPoint Energy, Inc.	17,504	250,657
Consolidated Edison, Inc.	18,179	839,870
DTE Energy Co.	4,649	192,980
NiSource, Inc.	111,431	2,422,510
NorthWestern Corp.	25,000	874,500
Public Service Enterprise Group, Inc.	48,830	2,987,908
TECO Energy, Inc.	13,039	204,060
Xcel Energy, Inc.	12,009	247,986
		$10,837,345

Oil, Gas & Consumable Fuels — 8.1%
Chevron Corp.	130,448	$8,460,857
ConocoPhillips	97,298	5,792,150
El Paso Corp.	26,406	360,178
EOG Resources, Inc.	32,118	2,089,276
Exxon Mobil Corp.	273,409	18,345,744
Parallel Petroleum Corp. (1)	15,000	300,900
Peabody Energy Corp.	8,828	324,694
Valero Energy Corp.	30,355	1,562,372
Williams Cos., Inc.	96,877	2,312,454
		$39,548,625
Paper and Forest Products — 0.2%
MeadWestvaco Corp.	33,483	887,634
		$887,634
Personal Products — 0.1%
Alberto-Culver Co.	4,761	240,859
Estee Lauder Cos., Inc., Class A	8,436	340,224
		$581,083
Pharmaceuticals — 6.8%
Abbott Laboratories	83,874	4,072,921
Bristol-Myers Squibb Co.	176,539	4,399,352
Eli Lilly & Co.	55,212	3,147,084
Johnson & Johnson Co.	123,184	7,999,569
Merck & Co., Inc.	82,376	3,451,554
Pfizer, Inc.	206,384	5,853,050
Wyeth	82,703	4,204,621
		$33,128,151
Real Estate Investment Trusts (REITs) — 0.9%
Host Hotels & Resorts, Inc.	10,658	244,388
Plum Creek Timber Co., Inc.	15,428	525,169
Simon Property Group, Inc.	37,495	3,397,797
		$4,167,354
Road & Rail — 0.1%
Norfolk Southern Corp.	5,596	246,504
Union Pacific Corp.	3,044	267,872
		$514,376
Semiconductors & Semiconductor Equipment — 2.6%
Advanced Micro Devices, Inc. (1)	26,547	659,693
Analog Devices, Inc.	44,223	1,299,714
Applied Materials, Inc.	128,413	2,276,763
Broadcom Corp., Class A (1)	31,044	941,875
Intel Corp.	113,496	2,334,613
Intersil Corp., Class A	51,768	1,270,904

KLA-Tencor Corp.	32,861	$1,461,329
Novellus Systems, Inc. (1)	41,395	1,144,986
PMC-Sierra, Inc. (1)	68,167	404,912
Teradyne, Inc. (1)	77,277	1,016,965
		$12,811,754
Software — 3.4%
Adobe Systems, Inc. (1)	32,525	1,218,061
Microsoft Corp.	450,576	12,314,242
Oracle Corp. (1)	162,224	2,877,854
Quest Software, Inc. (1)	17,700	252,756
		$16,662,913
Specialty Retail — 1.7%
Best Buy Co., Inc.	15,110	809,292
Home Depot, Inc.	123,241	4,469,951
Men’s Wearhouse, Inc.	19,093	710,451
Office Depot, Inc. (1)	12,839	509,708
Sherwin-Williams Co.	22,742	1,268,549
Tiffany & Co.	14,641	486,081
		$8,254,032
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	36,327	3,182,972
Polo Ralph Lauren Corp.	9,575	619,407
		$3,802,379
Thrifts & Mortgage Finance — 0.9%
Commercial Capital Bancorp	12,562	200,238
Countrywide Financial Corp.	42,615	1,493,230
MGIC Investment Corp.	30,567	1,833,103
PFF Bancorp, Inc.	7,488	277,356
Sovereign Bancorp, Inc.	5,380	115,724
Washington Mutual, Inc.	5,727	248,953
		$4,168,604
Tobacco — 2.3%
Altria Group, Inc.	97,480	7,462,094
Reynolds American, Inc.	27,124	1,680,874
UST, Inc.	32,881	1,802,865
		$10,945,833

Wireless Telecommunication Services — 0.7%
Alltel Corp.	49,391	$2,741,201
NII Holdings, Inc., Class B (1)	10,118	628,935
		$3,370,136
Total Common Stocks (identified cost $428,948,752)		$493,157,273
Total Investments — 101.6% (identified cost $428,948,752)		$493,157,273

Covered Call Options Written — (1.9)%

	Number of	Premium
	Contracts	Received	Value
S & P 500 Index, Expires 10/21/06, Strike 1,315.00	640	$1,086,720	$(2,118,400)
S & P 500 Index, Expires 10/21/06, Strike 1,320.00	1,162	1,963,956	(2,997,960)
S & P 500 Index, Expires 10/21/06, Strike 1,325.00	1,835	2,724,078	(4,055,350)
Total Call Options Written (premiums received $5,774,754)			$(9,171,710)
Other Assets, Less Liabilities — 0.3%			$1,329,976
Net Assets — 100.0%			$485,315,539

(1)	Non-income producing security.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$428,948,753
Gross unrealized appreciation	$67,598,249
Gross unrealized depreciation	(3,389,729)
Net unrealized appreciation	$64,208,520

Summary of options outstanding at September 30, 2006:

Written call options activity for the period ended September 30, 2006 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,813	$6,086,874
Options written	33,250	50,662,036
Options terminated in closing purchase transactions	(33,426)	(50,974,156)
Outstanding, end of period	3,637	$5,774,754

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax Managed Buy-Write Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 22, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	November 22, 2006